Schedule of investments
Delaware Ivy VIP Pathfinder Conservative
September 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 98.01%
Delaware Ivy VIP Core Equity Class II	758,185	$ 8,074,675
Delaware Ivy VIP Corporate Bond Class II	5,378,263	23,395,442
Delaware Ivy VIP Growth Class II	1,005,256	7,639,945
Delaware Ivy VIP High Income Class I	385,402	1,040,586
Delaware Ivy VIP International Core Equity Class II	330,739	3,945,716
Delaware Ivy VIP Limited-Term Bond Class II	4,647,065	21,097,676
Delaware Ivy VIP Mid Cap Growth Class I	382,696	3,467,224
Delaware Ivy VIP Small Cap Growth Class I	96,357	581,030
Delaware Ivy VIP Smid Cap Core Class II	56,729	581,478
Delaware Ivy VIP Value Class II	1,551,024	7,677,568
Delaware VIP Global Value Equity Class II	1,044,439	3,947,980
Total Affiliated Mutual Funds (cost $108,139,527)		81,449,320

Short-Term Investments — 2.00%
Money Market Mutual Funds — 2.00%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	416,745	416,745
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	416,745	416,745
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	416,745	416,745
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	416,745	416,745
Total Short-Term Investments (cost $1,666,980)		1,666,980

Total Value of Securities—100.01% (cost $109,806,507)		83,116,300
Liabilities Net of Receivables and Other Assets—(0.01%)		(9,903)
Net Assets Applicable to 20,785,907 Shares Outstanding—100.00%		$83,106,397
NQ-IV046 [9/22] 11/22 (2605096)    1